Prepayment for Acquisition of Land Use Right	12 Months Ended
Dec. 31, 2018
Prepayment for Acquisition of Land Use Right [Abstract]
PREPAYMENT FOR ACQUISITION OF LAND USE RIGHT
23.	PREPAYMENT FOR ACQUISITION OF LAND USE RIGHT

On September 2, 2010, Hongri Fujian entered into an agreement with a third party, Taihu Weiqi Sports Apparel Co., Ltd., to acquire a land use right in relation to the development of factories in Anhui Kaixin for a total consideration of $6,340,456. As of December 31, 2015, the transaction has not been completed yet due to disputes between the original owner of the land and the government regarding the compensation for vacating the premises. In relation to this dispute, the Company expected that the project would be delayed or, in the worst case, be terminated. Accordingly, the Company provided a provision of impairment loss against the carrying value for such prepayment. The detail estimation of such provision is explained in note 6.

As at December 31, 2018, the carrying amount of the prepayment for acquisition of land use right is as follows:

As at December 31, 2018
Prepaid in 2010	6,039,930
Impairment loss:	(1,265,867)
4,774,063
Impairment loss in 2016:	(4,659,838)
Translation adjustment:	(114,225)
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